Huber Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 98.39%	Value
	Apparel & Textile Products - 0.25%
200	Carter's, Inc.	$18,624

	Asset Management - 1.09%
309	Virtus Investment Partners, Inc.	80,859

	Automotive - 0.68%
1,594	Miller Industries, Inc.	50,163

	Banking - 18.56%
5,700	Atlantic Capital Bancshares, Inc. (a)	171,684
1,200	Citigroup, Inc.	78,144
350	First Citizens BancShares, Inc. - Class A	272,678
23,417	First Horizon Corp.	400,665
3,200	Regions Financial Corp.	73,408
6,000	Truist Financial Corp.	376,920
		1,373,499
	Chemicals - 4.26%
3,388	Innospec, Inc.	314,949

	Consumer Services - 5.01%
8,800	Rent-A-Center, Inc.	370,920

	Electric Utilities - 5.64%
2,000	Black Hills Corp.	135,479
500	Entergy Corp.	55,885
1,758	Evergy, Inc.	114,200
2,127	Portland General Electric Co.	111,753
		417,317
	Electrical Equipment - 2.90%
4,500	Carrier Global Corp.	214,560

	Entertainment Content - 3.86%
19,606	Lions Gate Entertainment Corp. - Class B (a) (c)	285,855

	Food - 1.67%
700	ConAgra Foods, Inc.	24,332
266	Lamb Weston Holdings, Inc.	17,080
900	Tyson Foods, Inc. - Class A	81,801
		123,213
	Health Care Facilities & Services - 2.22%
2,300	Select Medical Holdings Corp.	53,429
1,500	Tenet Healthcare Corp. (a)	111,180
		164,609
	Insurance - 8.09%
11,910	CNO Financial Group, Inc.	297,036
2,700	Prudential Financial, Inc.	301,239
		598,275
	Internet Media & Services - 1.17%
400	VeriSign, Inc. (a)	86,872

	Medical Equipment & Devices - 0.56%
300	CONMED Corp.	41,274

	Metals & Mining - 1.28%
8,550	Sprott Physical Uranium Trust (a) (b)	94,839

	Oil & Gas Producers - 6.95%
2,300	BP plc - ADR	71,116
1,000	Devon Energy Corp.	50,570
27,339	Golar LNG Ltd. (a)	392,315
		514,001
	Oil & Gas Services & Equipment - 5.66%
142,924	TETRA Technologies, Inc. (a)	418,767

	Retail - Discretionary - 1.61%
6,600	Gap, Inc.	119,262

	Specialty Finance - 3.94%
7,240	Enova International, Inc. (a)	291,627

	Technology Hardware - 4.63%
13,804	Comtech Telecommunications Corp.	280,635
300	F5 Networks, Inc. (a)	62,286
		342,921
	Technology Services - 13.10%
18,185	KBR, Inc.	789,229
2,200	Science Applications International Corp.	180,466
		969,695
	Telecommunications - 2.93%
8,500	AT&T, Inc.	216,750

	Transportation & Logistics - 2.33%
700	FedEx Corp.	172,102
	TOTAL COMMON STOCKS (Cost $5,352,103)	7,280,953

	REIT - 1.13%
	REIT: Industrial - 1.13%
1,100	Granite Real Estate Investment Trust	83,787
	TOTAL REIT (Cost $29,536)	83,787

	MONEY MARKET FUNDS - 0.76%
27,939	First American Government Obligations Fund, Institutional Class, 0.03% (d)	27,939
27,938	First American Treasury Obligations Fund, Institutional Class, 0.01% (d)	27,938
	TOTAL MONEY MARKET FUNDS (Cost $55,877)	55,877

	Total Investments in Securities (Cost $5,437,516) - 100.28%	7,420,617
	Liabilities in Excess of Other Assets - (0.28)%	(21,043)
	NET ASSETS - 100.00%	$7,399,574

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of January 31, 2022.

Huber Mid Cap Value Fund
Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Huber Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$589,477	$-	$-	$589,477
Consumer Discretionary	558,969	-	-	558,969
Consumer Staples	123,213	-	-	123,213
Energy	932,768	-	-	932,768
Financials	2,344,260	-	-	2,344,260
Health Care	205,883	-	-	205,883
Industrials	386,662	-	-	386,662
Materials	409,788	-	-	409,788
Technology	1,312,616	-	-	1,312,616
Utilities	417,317	-	-	417,317
Total Common Stocks	7,280,953	-	-	7,280,953
REIT	83,787	-	-	83,787
Money Market Funds	55,877	-	-	55,877
Total Investments in Securities	$7,420,617	$-	$-	$7,420,617

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.